Capital	12 Months Ended
Dec. 31, 2017
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Disclosure of objectives, policies and processes for managing capital [text block]

p Capital

The Barclays Bank PLC Group’s policies and objectives for managing capital are the same as those for the Barclays PLC Group, disclosed on page 346.

The table below provides details of the Barclays Bank PLC Group at 31 December 2017.

Regulatory capital	2017
£m
Fully loaded Common Equity Tier 1 capital	45,232
PRA transitional tier 1 capital	58,325
PRA transitional total regulatory capital	73,339